Stock-Based Compensation - Schedule of Estimated the Fair Value of the Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Risk-free interest rate	4.01%
Expected life (in years)	5 years
Expected dividend yield
Expected volatility	121.09%
Minimum [Member]
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Risk-free interest rate		3.75%
Expected life (in years)		5 years
Expected volatility		62.40%
Maximum [Member]
Schedule of Estimated the Fair Value of the Stock Options [Line Items]
Risk-free interest rate		4.89%
Expected life (in years)		7 years
Expected volatility		106.60%